Summary of Significant Accounting Policies (Details)			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2020 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivables written off			$ 7,263		$ 23,384
Allowance for uncollectible balances	$ 13,465		13,465		92,086
Other receivables	10,378		10,378		48,373
Administration costs	2,400,000	¥ 17,500,000
Contract cost capitalized and amortize	2,400,000		2,400,000				¥ 17,500,000
Selling expense			639,680		1,141,544	$ 1,097,346
Contract assets	423,532		423,532		333,314
Deferred revenue	3,988,699		3,988,699		4,435,393
Refund liability	333,030		333,030		237,691
Government subsidies income			853,444
Advertising expenses			$ 211,769		276,767	247,952
VAT rates range			13.00%	13.00%
Tax benefit percentage			50.00%	50.00%
Unrecognized tax benefits	2,639,258		$ 2,639,258		2,573,830	2,475,474		$ 1,679,119
Revenue			6,155,593		10,814,656	15,026,991
Net loss			(5,780,054)		(2,118,349)	$ 2,161,400
Revenue decreased			4,659,063		10,814,656
Net loss increased			3,661,705
Cash	6,552,708		6,552,708		20,347,501
Deposit (in Yuan Renminbi) | ¥							¥ 500,000
Accounts Receivable Aging Within Three Months [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	14,145		14,145
Accounts Receivable Aging Between Four Months to Six Months [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	11,239		11,239
Accounts Receivable Aging Between Seven Months to Twelve Months ]Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable
Accounts Receivable Aging Over One Year [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	27,412		27,412
Tutorial Service [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					4,238,851
CHINA
Summary of Significant Accounting Policies [Line Items]
Cash	3,431,979		3,431,979		2,155,389
HONG KONG
Summary of Significant Accounting Policies [Line Items]
Administration costs				$ 500,000
Cash	$ 3,112,082		$ 3,112,082		$ 18,181,099